OPERATING EXPENSES (Tables)	6 Months Ended
Jun. 30, 2024
Material income and expense [abstract]
Summary of Operating Expenses
Sales and marketing expenses

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
People costs	6,615	5,655	12,872	10,619
Employees' bonuses related to acquisition	—	115	—	165
External marketing expenses	1,507	1,485	3,027	2,926
External content	694	734	1,742	1,823
Amortization of intangible assets	1,057	105	1,230	282
Share-based payment expense	240	92	404	184
Other	600	558	1,050	1,009
Total sales and marketing expenses	10,713	8,744	20,325	17,008

Technology expenses

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
People costs	2,269	1,779	4,724	3,465
Amortization of intangible assets	307	193	589	395
Software and subscriptions	336	353	611	578
Share-based payment expense	16	8	65	15
Other	166	131	320	251
Total technology expenses	3,094	2,464	6,309	4,704
General and administrative expenses

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
People costs	3,110	2,908	6,100	5,326
Share-based payment and related expenses	1,464	1,153	2,088	1,900
Legal and consultancy fees	931	1,156	1,729	2,336
Secondary offering related costs (Note 10)	—	733	—	733
Acquisition related costs	(450)	21	357	243
Insurance	96	166	205	338
Short-term leases	126	114	280	217
Amortization of right-of-use-assets	186	119	285	228
Depreciation of property and equipment	71	63	141	120
Other	703	495	1,356	1,025
Total general and administrative expenses	6,237	6,928	12,541	12,466